Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)		Ordinary shares [member]	Preference shares [member]	Reserve [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Total
Beginning balance at Dec. 31, 2021		$ 7,952,675		$ 1,261,891	$ (13,482,624)	$ (48,906)	$ (4,316,964)
Beginning balance, shares at Dec. 31, 2021		76,679,908
IfrsStatementLineItems [Line Items]
Net loss for the period					(24,235,060)		(24,235,060)
Share capital issued through private placement		$ 22,388,599					22,388,599
Share capital issued through private placement, shares		8,936,167
Share issue costs		$ (1,951,475)					(1,951,475)
Share-based payment				2,593,095			2,593,095
Exchange differences on translation of foreign operations						(1,271,357)	(1,271,357)
Ending balance at Jun. 30, 2022		$ 28,389,799		3,854,986	(37,717,684)	(1,320,263)	(6,793,162)
Ending balance, shares at Jun. 30, 2022	[1]	85,616,075
Beginning balance at Dec. 31, 2022		$ 91,144,268	31,516	15,257,140	(78,092,605)	(1,151,975)	$ 27,188,344
Beginning balance, shares at Dec. 31, 2022		116,521,343					116,521,343
IfrsStatementLineItems [Line Items]
Net loss for the period					(5,677,602)		$ (5,677,602)
Share capital issued through private placement		$ 24,014,273					24,014,273
Share capital issued through private placement, shares		19,209,184
Share issue costs		$ (1,666,097)					(1,666,097)
Share-based payment
Exchange differences on translation of foreign operations						(2,417,543)	(2,417,543)
Value allocated to warrants		(1,898,349)		1,898,349
FV of broker warrants		(167,939)		167,939
FV of Lender warrants				1,703,409			1,703,409
FV of expired warrants				(38,859)	38,859
Ending balance at Jun. 30, 2023		$ 111,426,156	31,516	18,987,978	(83,731,348)	(3,569,518)	$ 43,144,784
Ending balance, shares at Jun. 30, 2023		135,730,527					135,730,527
IfrsStatementLineItems [Line Items]
Net loss for the period							$ (3,292,019)
Share-based payment
Ending balance at Jun. 30, 2023		$ 111,426,156	$ 31,516	$ 18,987,978	$ (83,731,348)	$ (3,569,518)	$ 43,144,784
Ending balance, shares at Jun. 30, 2023		135,730,527					135,730,527

[1]	The number of shares shown is on a pre-RTO (defined below in Note 1) and pre-consolidation basis, representing the actual number of shares outstanding of PNRC (defined below in Note 1) as at June, 2022. In connection with the RTO, shareholders of PNRC exchanged their shares at a rate of 1.054 shares of the Company for each share of PNRC (Note 3). The number of shares on a post-RTO, post-consolidation basis as at June 30, 2022 would be 90,239,343.